DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 6 – DEFERRED REVENUE

The Company receives payments from customers on orders prior to shipment. At April 30, 2021 the Company had received $981,830 (January 31, 2021- $687,766) in customer payments for orders that were unfulfilled at April 30, 2021 and delivered subsequent to April 30, 2021. The orders were unfulfilled at April 30, 2021 because of supply chain issues due to supplier back-orders because of the Covid-19 pandemic as well as processing and delivery timing.

NOTE 6 – DEFERRED REVENUE

The Company receives payments from customers on orders prior to shipment. At January 31, 2021 the Company had received $687,766 (January 31, 2020- $0) in customer payments for orders that were unfulfilled at January 31, 2021 and delivered subsequent to year end. The orders were unfulfilled at January 31, 2021 because of supply chain issues due to supplier back-orders because of the Covid-19 pandemic.